Goodwill and Intangible assets, net - Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 14,741	$ 14,741
Less: accumulated amortization	(9,956)	(5,180)
Total intangible assets, net	4,785	9,561
Amortization of intangible assets	4,776	4,573	$ 607
Developed technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	2,832	2,832
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	440	440
Database
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	208	208
User panel
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	11,202	11,202
Brand name
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 59	$ 59